Share-Based Compensation (Details) - Schedule of RSU Activity - RSU [Member]	9 Months Ended
Sep. 30, 2023 $ / shares shares
Share-Based Compensation (Details) - Schedule of RSU Activity [Line Items]
Number of Units, Beginning | shares
Weighted Average Grant Date Fair Value, Beginning | $ / shares
Number of Units, Granted | shares	1,683,690
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 7.41
Number of Units, Vested | shares
Weighted Average Grant Date Fair Value, Vested | $ / shares
Number of Units, Forfeited | shares	(14,165)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 7.56
Number of Units, Ending | shares	1,669,525
Weighted Average Grant Date Fair Value, Ending | $ / shares	$ 7.41